AXP(R) Cash
                                                                      Management
                                                                            Fund
                                                              2001 ANNUAL REPORT
                                                           (PROSPECTUS ENCLOSED)

American
  Express(R)
 Funds

(icon of) clock

AXP Cash Management Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.

(This annual report includes a prospectus that describes in detail the Fund's objective, investment strategy, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

A Cache for Cash

Keeping a portion of your investment portfolio in a cash reserve is a cornerstone of a sound financial strategy. And a money market mutual fund that stresses stability of your investment principal and easy access when you need it is an excellent way to meet that need. That's what AXP Cash Management Fund is all about.

Table of Contents

2001 ANNUAL REPORT
The purpose of this annual report is to tell investors how the Fund performed.

From the Chairman                                   3

From the Portfolio Manager                          3

Fund Facts                                          5

Making the Most of the Fund                         7

Board Members and Officers                          8

Independent Auditors' Report                       10

Financial Statements                               11

Notes to Financial Statements                      14

Investments in Securities                          19

Federal Income Tax Information                     24

--------------------------------------------------------------------------------
2 AXP CASH MANAGEMENT FUND -- ANNUAL REPORT

(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman

First, I want to thank you for being a shareholder in American Express funds. While we strongly believe in the virtues of investment, we also are very sensitive to the fluctuations of the financial markets. That is why we want to re-emphasize the importance of making certain that you frequently review your investments and regularly meet with your financial advisor. By doing so, you can take advantage of shifts in the markets to position your portfolio relative to expected market volatility and, possibly, achieve better overall performance.

Second, I strongly advise that you keep a focus on the long-term. Reviewing past performance is helpful, but it should not be viewed as a leading indicator of the future. One constant is the necessity to have a financial plan based on appropriate asset allocation. Make sure that the plan provides what you need and expect.


Our job, as a Board, is to monitor and confirm that the Fund complies with its investment objective and that its management style stays on target. We want the Fund to be able to deliver to you, the shareholder, the type of performance you expect and the best results that can be obtained. Toward that end, American Express has made significant changes in its investment management capability, and will continue to make changes as it strives to provide a consistent standard of excellence.


On behalf of the Board,

Arne H. Carlson

(picture of) Terry L. Seierstad
Terry L. Seierstad
Portfolio manager

From the Portfolio Manager


AXP Cash Management Fund's yield fell during the past fiscal year -- August 2000 through July 2001 -- reflecting a substantial decline in short-term interest rates. For the 12 months, the return for the Fund's Class A shares was 5.35% and the seven-day yield was 3.35%. (The yield more closely reflects the current earnings of the money market fund than does total return.) In keeping with its objective, the Fund maintained a $1 per share price throughout the period.


(Keep in mind that an investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.)

--------------------------------------------------------------------------------
3 AXP CASH MANAGEMENT FUND -- ANNUAL REPORT

SLOWER GROWTH, LOWER RATES
Although the economy continued to grow during the period, the rate of growth slowed down markedly. In fact, some observers forecasted that a recession was imminent. While it refrained from joining the recession debate, the Federal Reserve (the Fed) made its concern about the economy's health clear when it began reducing short-term interest rates in early January, then followed that up with five more rate cuts.

(By way of background, the Fed adjusts short-term interest rates based largely on the condition of the economy and the inflation outlook. When the economy appears weak and inflation is low, the Fed usually lowers rates to stimulate economic growth. When the economy is especially strong and inflation threatens to pick up, the Fed usually raises rates to temper economic growth and thereby keep inflation in check.)

In response to the slowing economy, issuers of commercial paper -- the core of the Fund's investment portfolio -- began offering lower interest rates on their securities in December, a trend that continued through the end of the fiscal year. As these new securities were added to the portfolio, the result was a decline in the Fund's yield. In anticipation of the drop in short-term interest rates, I substantially lengthened the average maturity of the portfolio during the winter. That strategy lessened the degree of yield decline over the ensuing months.


Another change worth noting was a substantial increase in the amount of U.S. government and government-agency securities in the portfolio, a move designed to increase the overall quality of the portfolio in light of the weakening economy. At period-end, such securities comprised about 25% of the portfolio. The rest remained in high-quality commercial paper.


Looking ahead to the new fiscal year, I think the economy is likely to find itself on more solid ground, which should persuade the Fed to suspend its interest-rate cuts. Therefore, yields on short-term securities are likely to stabilize before long. In the meantime, I plan to maintain a longer-than-average maturity in the portfolio to keep the yield as high as possible within prudent investment guidelines.

Terry L. Seierstad

--------------------------------------------------------------------------------
4 AXP CASH MANAGEMENT FUND -- ANNUAL REPORT

Fund Facts

Class A -- 12-month performance
(All figures per share)

Net asset value (NAV)
July 31, 2001                                                     $1.00
July 31, 2000                                                     $1.00
Increase                                                          $  --

Distributions -- Aug. 1, 2000 - July 31, 2001
From income                                                       $0.05
From long-term capital gains                                      $  --
Total distributions                                               $0.05
Total return*                                                    +5.35%
7-day yield**                                                    +3.35%

Class B -- 12-month performance
(All figures per share)

Net asset value (NAV)
July 31, 2001                                                     $1.00
July 31, 2000                                                     $1.00
Increase                                                          $  --

Distributions -- Aug. 1, 2000 - July 31, 2001
From income                                                       $0.05
From long-term capital gains                                      $  --
Total distributions                                               $0.05
Total return*                                                    +4.57%
7-day yield**                                                    +2.60%

--------------------------------------------------------------------------------
5 AXP CASH MANAGEMENT FUND -- ANNUAL REPORT

Class C -- 12-month performance
(All figures per share)

Net asset value (NAV)
July 31, 2001                                                     $1.00
July 31, 2000                                                     $1.00
Increase                                                          $  --

Distributions -- Aug. 1, 2000 - July 31, 2001
From income                                                       $0.05
From long-term capital gains                                      $  --
Total distributions                                               $0.05
Total return*                                                    +4.68%
7-day yield**                                                    +2.61%

Class Y -- 12-month performance
(All figures per share)

Net asset value (NAV)
July 31, 2001                                                     $1.00
July 31, 2000                                                     $1.00
Increase                                                          $  --

Distributions -- Aug. 1, 2000 - July 31, 2001
From income                                                       $0.05
From long-term capital gains                                      $  --
Total distributions                                               $0.05
Total return*                                                    +5.37%
7-day yield**                                                    +3.37%

  * The total return is a hypothetical investment in the Fund with all distributions reinvested. Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.
 ** The yield quotation more closely reflects the current earnings of the money market fund than the total return quotation.

--------------------------------------------------------------------------------
6 AXP CASH MANAGEMENT FUND -- ANNUAL REPORT

Making the Most of the Fund

BUILD YOUR ASSETS SYSTEMATICALLY
One of the best ways to invest in the Fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high. The chart below shows how dollar-cost averaging works. In these three hypothetical scenarios, you will see six months of share price fluctuations.

This strategy does not ensure a profit or avoid a loss if the market declines. But, if you can continue to invest regularly through changing market conditions even when the price of your shares falls or the market declines, it can be an effective way to accumulate shares to meet your long-term goals.

                        How dollar-cost averaging works

       Jan  Feb  Mar  Apr  May  Jun
$15                   $16  $18  $20
$10    $10  $12  $14
$ 5

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      42.25                    $15                    $14.20
-------------------------------------------------------------------------------

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10                      $10
$ 5         $8   $5   $5   $8

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      85.0                     $7.66                  $7.05
-------------------------------------------------------------------------------

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10
$ 5         $8   $6   $4   $4   $7

Accumulated shares*       Average market           Your average
                          price per share          cost per share

     103.5                    $6.50                    $5.80
-------------------------------------------------------------------------------
                 $100 invested per month. Total invested: $600.

* Shares purchased is determined by dividing the amount invested per month by the current share price.

THREE WAYS TO BENEFIT FROM A MUTUAL FUND:
o  your shares increase in value when the Fund's investments do well
o you receive capital gains when the gains on investments sold by the Fund exceed losses
o you receive income when the Fund's stock dividends, interest and short-term gains exceed its expenses.

All three make up your total return. You potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.

--------------------------------------------------------------------------------
7 AXP CASH MANAGEMENT FUND -- ANNUAL REPORT

Board Members and Officers

Shareholders elect a board that oversees the Fund's operations. The board appoints officers who are responsible for day-to-day business decisions based on policies set by the board.

The following is a list of the Fund's board members. Each member oversees 15 Master Trust portfolios and 68 American Express mutual funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the board.

Independent Board Members

-------------------------------------- ------------------------- -------------------------- -------------------------
Name,                                  Position held with        Principal occupations      Other directorships
address,                               Registrant and length     during past five years
age                                    of service
-------------------------------------- ------------------------- -------------------------- -------------------------
H. Brewster Atwater, Jr.               Board member since 1996   Retired chair and chief    Merck & Co., Inc.
4900 IDS Tower                                                   executive officer,         (pharmaceuticals)
Minneapolis, MN 55402                                            General Mills, Inc.
Born in 1931                                                     (consumer foods)
-------------------------------------- ------------------------- -------------------------- -------------------------
Arne H. Carlson                        Chair of the Board        Chair, Board Services
901 S. Marquette Ave.                  since 1999                Corporation (provides
Minneapolis, MN 55402                                            administrative services
Born in 1934                                                     to boards) Former
                                                                 Governor of Minnesota
-------------------------------------- ------------------------- -------------------------- -------------------------
Lynne V. Cheney                        Board member since 1994   Distinguished Fellow, AEI  The Reader's Digest
American Enterprise Institute                                                               Association Inc.
for Public Policy Research (AEI)
1150 17th St., N.W.
Washington, D.C. 20036
Born in 1941
-------------------------------------- ------------------------- -------------------------- -------------------------
Livio D. DeSimone                      Board member since 2001   Retired chair of the       Cargill, Incorporated
30 Seventh Street                                                board and chief            (commodity merchants
St. Paul, MN 55101-4901                                          executive officer,         and processors), Target
Born in 1936                                                     Minnesota Mining and       Corporation (department
                                                                 Manufacturing (3M)         stores), General Mills,
                                                                                            Inc. (consumer foods)
                                                                                            and Vulcan Materials
                                                                                            Company (construction
                                                                                            materials/chemicals)
-------------------------------------- ------------------------- -------------------------- -------------------------
Ira D. Hall                            Board member since 2001   Treasurer, Texaco Inc.
Texaco, Inc                                                      since 1998. Prior to
2000 Westchester Avenue                                          that, director,
White Plains, NY 10650                                           International Operations
Born in 1944                                                     IBM Corp.

-------------------------------------- ------------------------- -------------------------- -------------------------
Heinz F. Hutter                        Board member since 1994   Retired president and
P.O. Box 2187                                                    chief operating officer,
Minneapolis, MN 55402                                            Cargill, Incorporated
Born in 1929                                                     (commodity merchants and
                                                                 processors)
-------------------------------------- ------------------------- -------------------------- -------------------------
Anne P. Jones                          Board member since 1985   Attorney and               Motorola, Inc.
5716 Bent Branch Rd.                                             telecommunications         (electronics)
Bethesda, MD 20816                                               consultant
Born in 1935
-------------------------------------- ------------------------- -------------------------- -------------------------
William R. Pearce                      Board member since 1980   RII Weyerhaeuser World
2050 One Financial Plaza                                         Timberfund, L.P.
Minneapolis, MN 55402                                            (develops timber
Born in 1927                                                     resources) - management
                                                                 committee; Former chair,
                                                                 American Express Funds
-------------------------------------- ------------------------- -------------------------- -------------------------

--------------------------------------------------------------------------------
8 AXP CASH MANAGEMENT FUND-- ANNUAL REPORT

Independent Board Members
-------------------------------------- ------------------------- -------------------------- -------------------------
Name,                                  Position held with        Principal occupations      Other directorships
address,                               Registrant and length     during past five years
age                                    of service
-------------------------------------- ------------------------- -------------------------- -------------------------
Alan K. Simpson                        Board member since 1997   Former three-term United   Biogen, Inc.
1201 Sunshine Ave.                                               States Senator for         (bio-pharmaceuticals)
Cody, WY 82414                                                   Wyoming
Born in 1931
-------------------------------------- ------------------------- -------------------------- -------------------------
C. Angus Wurtele                       Board member since 1994   Retired chair of the       The Valspar Corporation
Suite 1700, Foshay Tower                                         board and chief            (paints), Bemis
Minneapolis, MN 55402                                            executive officer, The     Corporation (packaging)
Born in 1934                                                     Valspar Corporation
-------------------------------------- ------------------------- -------------------------- -------------------------

Board Members Affiliated with American Express Financial Corporation (AEFC)

Name,                                  Position held with        Principal occupations      Other directorships
address,                               Registrant and length     during past five years
age                                    of service
-------------------------------------- ------------------------- -------------------------- -------------------------
David R. Hubers                        Board member since 1993   Retired chief executive    Chronimed Inc.
50643 AXP Financial Center                                       officer, director and      (specialty
Minneapolis, MN 55474                                            chair of the board of      pharmaceutical
Born in 1943                                                     AEFC                       distribution) RTW Inc.
                                                                                            (manages workers
                                                                                            compensation programs)
                                                                                            Lawson Software, Inc.
                                                                                            (technology based
                                                                                            business applications)
-------------------------------------- ------------------------- -------------------------- -------------------------
John R. Thomas                         Board member since        Senior vice president -
50652 AXP Financial Center             1987, president since     information and
Minneapolis, MN 55474                  1997                      technology of AEFC
Born in 1937
-------------------------------------- ------------------------- -------------------------- -------------------------

The board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the board. In addition to Mr. Thomas, who is president, the Fund's other officers are:

Other Officers
-------------------------------------- ------------------------- -------------------------- -------------------------
Name,                                  Position held with        Principal occupations      Other directorships
address,                               Registrant and length     during past five years
age                                    of service
-------------------------------------- ------------------------- -------------------------- -------------------------
John M. Knight                         Treasurer since 1999      Vice president -
50005 AXP Financial Center                                       investment accounting of
Minneapolis, MN 55474                                            AEFC
Born in 1952
-------------------------------------- ------------------------- -------------------------- -------------------------
Leslie L. Ogg                          Vice president, general   President of Board
901 S. Marquette Ave.                  counsel and secretary     Services Corporation
Minneapolis, MN 55402                  since 1978
Born in 1938
-------------------------------------- ------------------------- -------------------------- -------------------------
Frederick C. Quirsfeld                 Vice president since      Senior vice president -
53609 AXP Financial Center             1998                      fixed income of AEFC
Minneapolis, MN 55474
Born in 1947
-------------------------------------- ------------------------- -------------------------- -------------------------

The SAI has additional information about the Fund's directors and is available, without charge, upon request by calling (800) 862-7919.

--------------------------------------------------------------------------------
9 AXP CASH MANAGEMENT FUND -- ANNUAL REPORT

Independent Auditors' Report

THE BOARD AND SHAREHOLDERS
AXP MONEY MARKET SERIES, INC.
We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of AXP Cash Management Fund (a series of AXP Money Market Series, Inc.) as of July 31, 2001, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period ended July 31, 2001, and the financial highlights for each of the years in the five-year period ended July 31, 2001. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of AXP Cash Management Fund as of July 31, 2001, and the results of its operations, changes in its net assets, and the financial highlights for each of the periods stated in the first paragraph above, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP

Minneapolis, Minnesota

September 7, 2001

--------------------------------------------------------------------------------
10 AXP CASH MANAGEMENT FUND -- ANNUAL REPORT

Financial Statements

Statement of assets and liabilities
AXP Cash Management Fund

July 31, 2001
Assets
Investments in securities, at value (Note 1)
   (identified cost $6,582,490,631)                                                                  $6,582,490,631
Cash in bank on demand deposit                                                                           15,730,893
Capital shares receivable                                                                                    63,238
Accrued interest receivable                                                                               2,275,371
                                                                                                          ---------
Total assets                                                                                          6,600,560,133
                                                                                                      -------------
Liabilities
Dividends payable to shareholders                                                                         3,577,457
Capital shares payable                                                                                       50,000
Accrued investment management services fee                                                                   54,032
Accrued distribution fee                                                                                      5,630
Accrued transfer agency fee                                                                                  37,532
Accrued administrative services fee                                                                           4,080
Other accrued expenses                                                                                      764,687
                                                                                                            -------
Total liabilities                                                                                         4,493,418
                                                                                                          ---------
Net assets applicable to outstanding capital stock                                                   $6,596,066,715
                                                                                                     ==============
Represented by
Capital stock -- $.01 par value (Note 1)                                                             $   65,961,652
Additional paid-in capital                                                                            6,530,139,702
Undistributed net investment income                                                                             146
Accumulated net realized gain (loss)                                                                       (34,785)
                                                                                                           -------
Total -- representing net assets applicable to outstanding capital stock                             $6,596,066,715
                                                                                                     ==============
Net assets applicable to outstanding shares:                Class A                                  $6,148,527,647
                                                            Class B                                  $  272,569,198
                                                            Class C                                  $      865,141
                                                            Class Y                                  $  174,104,729

Net asset value per share of outstanding capital stock:     Class A shares      6,148,402,729        $         1.00
                                                            Class B shares        272,710,354        $         1.00
                                                            Class C shares            865,176        $         1.00
                                                            Class Y shares        174,186,968        $         1.00
                                                                                  -----------        --------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
11 AXP CASH MANAGEMENT FUND -- ANNUAL REPORT

Statement of operations
AXP Cash Management Fund

Year ended July 31, 2001
Investment income
Income:
Interest                                                                                               $367,353,774
                                                                                                       ------------
Expenses (Note 2):
Investment management services fee                                                                       19,147,901
Distribution fee
   Class B                                                                                                1,939,734
   Class C                                                                                                    3,227
Transfer agency fee                                                                                      11,832,254
Incremental transfer agency fee
   Class A                                                                                                  998,998
   Class B                                                                                                   46,399
   Class C                                                                                                       72
Administrative services fees and expenses                                                                 1,528,832
Compensation of board members                                                                                28,475
Custodian fees                                                                                              369,183
Printing and postage                                                                                      2,751,356
Registration fees                                                                                           975,557
Audit fees                                                                                                   36,000
Other                                                                                                        17,692
                                                                                                             ------
Total expenses                                                                                           39,675,680
   Earnings credits on cash balances (Note 2)                                                           (1,264,827)
                                                                                                        ----------
Total net expenses                                                                                       38,410,853
                                                                                                         ----------
Investment income (loss) -- net                                                                         328,942,921
                                                                                                        -----------

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on security transactions (Note 3)                                                    6,061
                                                                                                              -----
Net increase (decrease) in net assets resulting from operations                                        $328,948,982
                                                                                                       ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
12 AXP CASH MANAGEMENT FUND -- ANNUAL REPORT

Statements of changes in net assets
AXP Cash Management Fund

Year ended July 31,                                                                  2001                  2000
Operations and distributions
Investment income (loss) -- net                                              $    328,942,921      $    307,531,854

Net realized gain (loss) on investments                                                 6,061                    59
                                                                                        -----                    --

Net increase (decrease) in net assets resulting from operations                   328,948,982           307,531,913
                                                                                  -----------           -----------
Distributions to shareholders from:
   Net investment income
     Class A                                                                    (309,127,272)         (288,378,211)
     Class B                                                                     (11,336,961)          (11,576,576)
     Class C                                                                         (16,835)                  (12)
     Class Y                                                                      (8,461,719)           (7,577,042)
                                                                                  ----------            ----------
Total distributions                                                             (328,942,787)         (307,531,841)
                                                                                ------------          ------------
Capital share transactions at constant $1 net asset value
Proceeds from sales
   Class A shares                                                              16,621,476,728        17,844,618,875
   Class B shares                                                                 404,002,096           503,470,676
   Class C shares                                                                   1,970,087                 2,000
   Class Y shares                                                                 324,334,535           214,230,305
Reinvestment of distributions at net asset value
   Class A shares                                                                 309,605,354           277,148,053
   Class B shares                                                                  11,198,696            10,999,787
   Class C shares                                                                      16,103                     9
   Class Y shares                                                                   8,512,225             7,334,858
Payments for redemptions
   Class A shares                                                            (16,220,392,217)      (17,716,100,955)
   Class B shares                                                               (375,077,786)         (473,855,132)
   Class C shares                                                                 (1,123,023)                    --
   Class Y shares                                                               (300,272,985)         (204,010,075)
                                                                                ------------          ------------
Increase (decrease) in net assets from capital share transactions                 784,249,813           463,838,401
                                                                                  -----------           -----------
Total increase (decrease) in net assets                                           784,256,008           463,838,473
Net assets at beginning of year                                                 5,811,810,707         5,347,972,234
                                                                                -------------         -------------
Net assets at end of year                                                     $ 6,596,066,715       $ 5,811,810,707
                                                                              ===============       ===============
Undistributed net investment income                                           $           146       $            12
                                                                              ---------------       ---------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
13 AXP CASH MANAGEMENT FUND -- ANNUAL REPORT

Notes to Financial Statements
AXP Cash Management Fund

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Fund is a series of AXP Money Market Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Fund invests in money market securities. AXP Money Market Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board.

Class C shares of the Fund were offered to the public on June 26, 2000. Prior to this date, American Express Financial Corporation (AEFC) purchased 2,000 shares of capital stock at $1.00 per share, which represented the initial capital in Class C.

The Fund offers Class A, Class B, Class C and Class Y shares.

o  Class A shares have no sales charge.
o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth calendar year of ownership.
o  Class C shares may be subject to a CDSC.
o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee and incremental transfer agency fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities
Pursuant to Rule 2a-7 of the 1940 Act, all securities are valued daily at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1 per share.

Federal taxes
The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

--------------------------------------------------------------------------------
15 AXP CASH MANAGEMENT FUND -- ANNUAL REPORT

Dividends to shareholders
Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash.

Other
Security transactions are accounted for on the date securities are purchased or sold. Interest income, including amortization of premium and discount, is accrued daily.

2. EXPENSES AND SALES CHARGES
The Fund has agreements with AEFC to manage its portfolio and provide administrative services. Under an Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 0.36% to 0.25% annually.

Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.03% to 0.02% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o  Class A $24.00
o  Class B $25.00
o  Class C $24.50
o  Class Y $22.00

The Fund has agreements with American Express Financial Advisors Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares.

Sales charges received by the Distributor for distributing Fund shares were $1,696,291 for Class B and $4,753 for Class C for the year ended July 31, 2001.

During the year ended July 31, 2001, the Fund's custodian and transfer agency fees were reduced by $1,264,827 as a result of earnings credits from overnight cash balances.

3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities aggregated $34,857,939,954 and $34,072,454,070, respectively, for the year ended July 31,
2001. Realized gains and losses are determined on an identified cost basis.

--------------------------------------------------------------------------------
15 AXP CASH MANAGEMENT FUND -- ANNUAL REPORT

4. BANK BORROWINGS
The Fund has a revolving credit agreement with U.S. Bank, N.A., whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than five business days plus 367% of advances over five business days. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. The Fund had no borrowings outstanding during the year ended July 31, 2001.

5. NEW ACCOUNTING PRONOUNCEMENT
In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after Dec. 15, 2000. Adopting the revised Guide is not expected to have a significant impact on the Fund's financial position, results of operations or changes in its net assets.

--------------------------------------------------------------------------------
16 AXP CASH MANAGEMENT FUND -- ANNUAL REPORT

6. FINANCIAL HIGHLIGHTS
The tables below show certain important financial information for evaluating the Fund's results.

Class A
Per share income and capital changes(a)
Fiscal period ended July 31,                                       2001         2000         1999         1998         1997
Net asset value, beginning of period                              $1.00        $1.00        $1.00        $1.00        $1.00
Income from investment operations:
Net investment income (loss)                                        .05          .05          .05          .05          .05
Less distributions:
Dividends from net investment income                               (.05)        (.05)        (.05)        (.05)        (.05)
Net asset value, end of period                                    $1.00        $1.00        $1.00        $1.00        $1.00

Ratios/supplemental data

Net assets, end of period (in millions)                          $6,149       $5,438       $5,032       $3,926       $3,094
Ratio of expenses to average daily net assets(c)                   .59%         .58%         .57%         .56%         .58%
Ratio of net investment income (loss)
to average daily net assets                                       5.18%        5.37%        4.65%        5.15%        4.96%
Total return(e)                                                   5.35%        5.55%        4.71%        5.34%        5.06%

Class B
Per share income and capital changes(a)
Fiscal period ended July 31,                                       2001         2000         1999         1998         1997
Net asset value, beginning of period                              $1.00        $1.00        $1.00        $1.00        $1.00
Income from investment operations:
Net investment income (loss)                                        .05          .05          .04          .04          .04
Less distributions:
Dividends from net investment income                               (.05)        (.05)        (.04)        (.04)        (.04)
Net asset value, end of period                                    $1.00        $1.00        $1.00        $1.00        $1.00

Ratios/supplemental data
Net assets, end of period (in millions)                            $273         $232         $192          $98         $147
Ratio of expenses to average daily net assets(c)                  1.34%        1.33%        1.32%        1.32%        1.34%
Ratio of net investment income (loss)
to average daily net assets                                       4.37%        4.64%        3.88%        4.38%        4.14%
Total return(e)                                                   4.57%        4.76%        3.94%        4.53%        4.27%

See accompanying notes to financial highlights.

--------------------------------------------------------------------------------
17 AXP CASH MANAGEMENT FUND -- ANNUAL REPORT

Class C
Per share income and capital changes(a)
Fiscal period ended July 31,                                       2001        2000(b)
Net asset value, beginning of period                              $1.00        $1.00
Income from investment operations:
Net investment income (loss)                                        .05           --
Less distributions:
Dividends from net investment income                              (.05)           --
Net asset value, end of period                                    $1.00        $1.00

Ratios/supplemental data
Net assets, end of period (in millions)                              $1          $--
Ratio of expenses to average daily net assets(c)                  1.34%        1.33%(d)
Ratio of net investment income (loss)
to average daily net assets                                       3.88%        6.10%(d)

Total return(e)                                                   4.68%         .63%


Class Y
Per share income and capital changes(a)
Fiscal period ended July 31,                                       2001         2000         1999         1998         1997
Net asset value, beginning of period                              $1.00        $1.00        $1.00        $1.00        $1.00
Income from investment operations:
Net investment income (loss)                                        .05          .05          .05          .05          .05
Less distributions:
Dividends from net investment income                               (.05)        (.05)        (.05)        (.05)        (.05)
Net asset value, end of period                                    $1.00        $1.00        $1.00        $1.00        $1.00

Ratios/supplemental data
Net assets, end of period (in millions)                            $174         $142         $124          $72          $62
Ratio of expenses to average daily net assets(c)                   .57%         .57%         .56%         .56%         .58%
Ratio of net investment income (loss)
to average daily net assets                                       5.18%        5.42%        4.64%        5.16%        4.96%
Total return(e)                                                   5.37%        5.56%        4.72%        5.33%        5.06%

Notes to financial highlights
(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  Inception date was June 26, 2000.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d)  Adjusted to an annual basis.
(e)  Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------
18 AXP CASH MANAGEMENT FUND -- ANNUAL REPORT

Investments in Securities
AXP Cash Management Fund

July 31, 2001
(Percentages represent value of investments compared to net assets)

U.S. government agencies (24.5%)

Issuer                    Annualized                  Amount            Value(a)
                       yield on date              payable at
                         of purchase                maturity
Federal Home Loan Bank Disc Nts
         08-03-01               3.67%            $40,000,000         $39,991,844
         09-12-01               3.66              32,300,000          32,162,833
         09-19-01               3.59              30,000,000          29,854,225
         09-21-01               3.62              36,900,000          36,711,810
         09-21-01               4.42              30,000,000          29,813,425
         09-26-01               3.57              30,000,000          29,834,333
         10-10-01               3.61               6,100,000           6,057,537
         10-12-01               4.04              20,000,000          19,839,600
         10-19-01               3.55              47,000,000          46,636,951
         10-24-01               3.56              30,500,000          30,248,782
         10-26-01               4.08              21,100,000          20,896,362
         12-14-01               3.57              26,500,000          26,150,200
         12-19-01               3.54              14,500,000          14,303,203
Federal Home Loan Mtge Corp Disc Nts
         08-03-01               4.46              30,000,000          29,992,575
         08-03-01               4.51              30,000,000          29,992,483
         08-06-01               4.46              25,000,000          24,984,514
         08-09-01               3.86              30,400,000          30,373,924
         08-10-01               4.52              30,000,000          29,966,175
         08-16-01               3.68              25,200,000          25,161,465
         08-17-01               4.46              30,000,000          29,940,667
         08-31-01               3.82              31,900,000          31,798,718
         08-31-01               4.42              26,800,000          26,701,733
         09-11-01               3.63              30,000,000          29,876,317
         10-03-01               4.07              30,800,000          30,582,244
         10-05-01               4.11              19,529,000          19,385,136
         10-18-01               3.61              33,900,000          33,636,682
         10-25-01               3.55              27,000,000          26,775,281
         10-31-01               3.82              32,900,000          32,585,641
         11-16-01               3.70              25,700,000          25,420,427
         12-06-01               3.72              33,000,000          32,572,751
         12-06-01               3.75              31,700,000          31,286,227
         12-14-01               3.57              20,000,000          19,736,000
         12-21-01               3.69              30,800,000          30,357,780
Federal Natl Mtge Assn Disc Nts
         08-01-01               3.84              46,800,000          46,799,999
         08-02-01               4.08              30,000,000          29,996,600
         08-09-01               3.90              28,300,000          28,275,474
         08-16-01               3.89              36,400,000          36,341,153
         08-28-01               3.70              27,100,000          27,025,001
         09-06-01               4.69              18,400,000          18,314,072
         09-13-01               4.55              30,000,000          29,837,675
         09-14-01               3.63              30,900,000          30,763,662
         09-20-01               4.44              45,500,000          45,221,313
         10-04-01               4.04               4,600,000           4,567,207
         10-11-01               3.83              32,400,000          32,157,180
         10-25-01               4.10              34,700,000          34,366,952
         11-08-01               3.90              26,800,000          26,515,887
         11-15-01               3.90              26,400,000          26,099,949
         11-21-01               3.85              34,500,000          34,092,133
         11-29-01               3.75              35,700,000          35,259,105
         11-30-01               3.76              29,100,000          28,737,131
         12-13-01               3.61              27,500,000          27,135,594
         12-13-01               3.65              29,200,000          28,808,720
         12-14-01               3.54              30,000,000          29,607,375
         12-14-01               3.73              25,000,000          24,655,000
         12-20-01               3.50              22,100,000          21,801,374
         12-20-01               3.54              10,000,000           9,863,308
         12-21-01               3.67              27,000,000          26,614,470
Total U.S. government agencies
(Cost: $1,616,484,179)                                            $1,616,484,179

Certificates of deposit (4.3%)

Issuer                    Annualized                  Amount            Value(a)
                       yield on date              payable at
                         of purchase                maturity


Banque Nationale de Paris Yankee

         09-24-01               3.60%            $15,000,000         $15,000,000
         10-30-01               3.61              30,000,000          30,000,000
         11-01-01               3.80              21,000,000          21,000,000
         11-09-01               3.66              30,000,000          30,000,000
         11-27-01               3.57              30,000,000          30,000,000

Canadian Imperial Bank of Commerce Yankee

         08-07-01               4.89              26,000,000          26,000,000

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
19 AXP CASH MANAGEMENT FUND -- ANNUAL REPORT

Issuer                    Annualized                  Amount            Value(a)
                       yield on date              payable at
                         of purchase                maturity

Dresdner Bank Yankee
         11-06-01               3.92%            $27,500,000         $27,500,000
Westdeutsche Landesbank Yankee
         08-14-01               4.87              22,000,000          22,000,000
         10-04-01               3.82              20,000,000          20,000,000
         10-22-01               3.59              29,500,000          29,500,000
         10-24-01               3.60              30,000,000          30,000,000

Total certificates of deposit
(Cost: $281,000,000)                                                $281,000,000

Commercial paper (69.6%)

Issuer                    Annualized                  Amount            Value(a)
                       yield on date              payable at
                         of purchase                maturity

Banks and savings & loans (14.3%)
Abbey Natl North America
         09-11-01               3.70%            $25,100,000         $24,994,803
         09-28-01               3.74              24,200,000          24,054,961
         10-10-01               3.67              20,000,000          19,858,444
         12-03-01               3.72              21,800,000          21,524,424
         12-03-01               3.75              27,300,000          26,952,077
Bank of America
         08-01-01               4.86              19,000,000          19,000,000
BBV Finance (Delaware)
         08-13-01               5.05              27,000,000          26,954,640
Commerzbank U.S. Finance
         08-01-01               4.21              21,700,000          21,700,000
         08-15-01               5.06              27,000,000          26,946,975
         09-04-01               4.79              25,000,000          24,887,375
         09-07-01               3.77              35,200,000          35,063,972
         09-10-01               3.80              39,000,000          38,836,200
         09-25-01               3.67              24,000,000          23,866,167
         10-05-01               3.70              40,000,000          39,734,222
         10-09-01               3.72              20,000,000          19,858,550
         10-19-01               3.64              20,000,000          19,841,561
         11-19-01               3.93              22,900,000          22,628,508
Deutsche Bank Financial
         08-06-01               4.77              26,000,000          25,982,775
         09-11-01               3.68              25,000,000          24,895,649
         09-12-01               4.77              30,000,000          29,834,100
         09-17-01               4.76              22,800,000          22,659,204
         10-16-01               4.52              28,100,000          27,834,236
         11-02-01               3.80              25,000,000          24,756,844
Dresdner US Finance
         08-27-01               4.71              27,000,000          26,908,545
         11-30-01               3.72              24,000,000          23,703,953
Societe Generale North America
         10-04-01               3.69              32,500,000          32,287,956
         10-05-01               3.71              28,200,000          28,012,118
         10-22-01               3.57              36,000,000          35,709,720
         10-30-01               4.15              17,600,000          17,419,160
         11-20-01               3.57              30,000,000          29,673,475
Westpac Capital
         08-08-01               4.78              24,100,000          24,077,600
         08-16-01               5.07              20,000,000          19,957,833
         08-20-01               5.07              25,000,000          24,933,236
         08-21-01               4.22              25,000,000          24,941,528
         08-22-01               4.16              15,000,000          14,963,688
         09-05-01               4.46              25,000,000          24,892,083
         11-05-01               3.67              24,700,000          24,460,904
Total                                                                944,607,486

Beverages & tobacco (1.1%)
Coca-Cola
         10-12-01               3.66              38,900,000          38,617,586
         10-12-01               3.67              35,000,000          34,745,200
Total                                                                 73,362,786

Broker dealers (7.8%)
Bear Stearns
         08-01-01               4.60              16,700,000          16,700,000
         08-09-01               4.82              22,000,000          21,976,484
         08-10-01               4.82              28,000,000          27,966,330
         02-21-02               3.86              20,000,000(c)       20,000,000
Goldman Sachs Group
         09-19-01               4.55              30,000,000          29,815,433
         09-28-01               4.55              21,500,000          21,343,432
         10-01-01               4.58              20,000,000          19,846,144
         10-02-01               4.48              26,700,000          26,495,374
         10-10-01               3.81              15,000,000          14,889,750
         10-12-01               3.81              18,000,000          17,863,920
         10-12-01               4.49              20,000,000          19,822,000
         10-31-01               3.92              16,000,000          15,843,076
         11-14-01               3.66              22,000,000          21,767,717
         11-15-01               3.77              23,800,000          23,538,610
         03-21-02               3.80              27,000,000(c)       27,000,000
Morgan Stanley, Dean Witter, Discover & Co
         10-03-01               3.70              26,500,000          26,329,340
         10-05-01               3.71              36,400,000          36,157,486
         11-16-01               3.89              22,800,000          22,539,098

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
20 AXP CASH MANAGEMENT FUND -- ANNUAL REPORT

Issuer                    Annualized                  Amount            Value(a)
                       yield on date              payable at
                         of purchase                maturity


Broker dealers (cont.)
Salomon Smith Barney
         08-01-01               3.90%            $52,030,000         $52,030,000
         08-13-01               3.76              20,000,000          19,974,934
         08-24-01               3.74              30,300,000          30,227,793
Total                                                                512,126,921


Chemicals (0.5%)
Bayer
         09-18-01               3.65              35,300,000(b)       35,129,148

Commercial finance (1.0%)
CAFCO
         08-06-01               3.94              24,000,000(b)       23,986,867
         08-09-01               3.95              24,500,000(b)       24,478,494
         08-29-01               3.83              17,000,000(b)       16,949,491
Total                                                                 65,414,852

Communications equipment & services (1.5%)
Alcatel
         08-20-01               3.90              25,000,000          24,948,674
         10-29-01               4.13              10,500,000(b)       10,393,830
         10-29-01               4.15              13,700,000          13,560,797
         10-29-01               4.15              27,000,000(b)       26,725,657
         11-14-01               3.91              22,500,000(b)       22,246,031
Total                                                                 97,874,989

Computers & office equipment (0.7%)
Hewlett-Packard
         08-07-01               3.95              25,000,000(b)       24,983,541
         08-08-01               3.90              18,300,000(b)       18,286,123
Total                                                                 43,269,664

Energy (0.7%)
Chevron UK Investment
         08-14-01               3.95              21,000,000          20,970,122
         09-13-01               3.71              26,800,000          26,681,879
Total                                                                 47,652,001

Financial services (24.2%)
AEGON Funding
         08-14-01               4.01              27,500,000(b)       27,460,278
         09-19-01               3.80              19,313,000(b)       19,213,635
Alpine Securitization
         10-17-01               4.19              25,000,000(b)       24,778,090
Amsterdam Funding
         09-07-01               3.71              27,000,000(b)       26,897,325
         10-05-01               3.66              27,000,000(b)       26,822,550
Barclays U.S. Funding
         08-14-01               4.01              27,500,000          27,460,278
         09-27-01               3.59              30,000,000          29,830,425
Caterpillar Financial Funding
         08-27-01               3.83               9,830,000           9,802,880
Caterpillar Financial Services
         08-06-01               3.91              25,000,000          24,986,424
         10-18-01               3.63              30,000,000          29,766,000
Charta
         08-08-01               3.92              27,500,000(b)       27,479,039
         08-21-01               3.93              13,000,000(b)       12,971,689
         08-29-01               3.91               9,000,000(b)        8,972,700
         09-20-01               3.64              15,800,000(b)       15,720,561
Dexia Delaware
         08-02-01               3.95              25,000,000          24,997,257
         09-18-01               3.68              26,000,000          25,873,120
         10-09-01               3.70              30,000,000          29,788,975
         10-09-01               3.71              40,000,000          39,717,867
         10-11-01               3.67              25,100,000          24,919,810
         10-23-01               3.59              29,000,000          28,761,974
         10-24-01               3.60              35,000,000          34,708,450
         12-27-01               3.79              30,000,000          29,539,967
Edison Asset Securitization
         09-04-01               3.69              26,000,000(b)       25,909,636
         09-17-01               3.65              32,000,000(b)       31,848,347
Enterprise Funding
         09-19-01               3.67              25,000,000(b)       24,875,799
         10-15-01               3.68              20,000,000(b)       19,847,917
Falcon Asset
         10-15-01               4.56              23,500,000(b)       23,278,708
IBM Credit
         10-29-01               3.65              35,000,000          34,686,769
Intl Lease Finance
         09-05-01               3.68              29,000,000          28,896,526
         11-06-01               3.68              43,400,000          42,974,342
Kitty Hawk Funding
         09-14-01               3.70              25,000,000(b)       24,887,556
         09-18-01               3.73              26,802,000(b)       26,669,419
Nordea North America
         08-15-01               3.90              30,000,000          29,954,617
         09-06-01               3.79              18,000,000          17,931,960
         09-07-01               3.90              25,000,000          24,900,306
         09-14-01               3.96              27,600,000          27,467,091
         09-26-01               3.94              22,200,000          22,064,629
         11-07-01               3.80              25,000,000          24,744,111
         11-13-01               4.00              27,500,000          27,186,194
         11-21-01               3.96              30,000,000          29,635,067
         11-26-01               3.55              30,000,000          29,657,775

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
21 AXP CASH MANAGEMENT FUND -- ANNUAL REPORT

Issuer                    Annualized                  Amount            Value(a)
                       yield on date              payable at
                         of purchase                maturity

Financial services (cont.)
Nordea North America (cont.)
         11-26-01               3.82%            $22,000,000         $21,730,445
         12-18-01               3.61              13,375,000          13,191,153
         12-18-01               3.67              26,500,000          26,129,604
Preferred Receivables
         10-29-01               4.17              21,915,000(b)       21,691,242
Receivables Capital
         08-22-01               3.74              20,000,000(b)       19,956,483
         11-13-01               3.77              27,000,000(b)       26,709,060
Sheffield Receivables
         09-10-01               3.84               9,000,000(b)        8,961,800
         09-24-01               4.18              20,860,000(b)       20,730,147
         09-27-01               4.12              19,700,000(b)       19,572,426
         09-28-01               3.66              15,000,000(b)       14,912,033
Southern Company Funding
         08-07-01               3.95              21,400,000(b)       21,385,912
         08-30-01               3.91              24,500,000(b)       24,423,029
         08-30-01               3.92              12,000,000(b)       11,962,203
         09-06-01               3.87              24,235,000(b)       24,141,453
Three Rivers Funding
         08-20-01               3.75              20,000,000(b)       19,960,522
         08-23-01               3.75              21,000,000(b)       20,952,003
Variable Funding Capital
         08-08-01               4.16              26,000,000(b)       25,978,969
         09-10-01               3.65              18,400,000(b)       18,325,582
         09-12-01               3.67              30,000,000(b)       29,872,250
Verizon Funding Capital
         09-14-01               3.72              20,100,000(b)       20,009,103
Verizon Network Funding
         08-06-01               3.63              16,000,000          15,991,933
         09-25-01               3.66              15,200,000          15,115,471
         10-11-01               3.63              13,900,000          13,801,310
         10-19-01               3.62              14,000,000          13,889,707
Windmill Funding
         08-23-01               3.74              17,000,000(b)       16,961,249
         08-31-01               3.83              25,000,000(b)       24,920,417
         09-04-01               3.71              19,400,000(b)       19,332,208
Total                                                              1,598,493,777

Food (3.5%)
Campbell Soup
         08-29-01               3.80              17,000,000(b)       16,949,888
         09-17-01               3.65               7,500,000(b)        7,464,456
         09-18-01               3.92              20,000,000          19,896,000
         09-21-01               3.92              20,000,000          19,889,500
         10-09-01               3.79              23,000,000          22,834,247
         10-10-01               3.77              20,800,000(b)       20,648,738
         10-11-01               3.56              17,900,000(b)       17,775,028
         10-11-01               3.77              27,000,000          26,800,845
         12-03-01               3.80              22,982,000          22,685,149
Cargill
         08-01-01               3.90              35,000,000(b)       34,999,999
Sysco
         08-03-01               4.21              24,000,000(b)       23,994,387
Total                                                                233,938,237

Health care (0.5%)
GlaxoSmithkline
         10-03-01               3.67              34,400,000(b)       34,180,270

Insurance (2.1%)
American General
         11-21-01               3.91              15,900,000          15,709,059
         12-28-01               3.76              30,000,000          29,540,583
American General Finance
         08-16-01               4.26              25,400,000          25,355,021
         09-28-01               4.78              30,000,000          29,770,900
         10-30-01               3.72              41,800,000          41,414,395
Total                                                                141,789,958

Media (2.4%)
Gannett
         08-22-01               3.74              11,400,000(b)       11,375,196
         08-22-01               3.78               5,000,000(b)        4,989,004
Scripps (EW)
         08-02-01               4.16              15,100,000(b)       15,098,255
         08-02-01               4.21              21,500,000(b)       21,497,486
         08-16-01               3.96               8,000,000(b)        7,986,833
         08-23-01               3.94              19,500,000(b)       19,453,167
         08-28-01               3.89              13,000,000(b)       12,962,170
         08-28-01               3.91              20,000,000(b)       19,941,500
         08-31-01               3.88              16,500,000(b)       16,446,788
         09-05-01               3.82              10,000,000(b)        9,962,958
         09-26-01               3.69              19,000,000(b)       18,891,531
Total                                                                158,604,888

Miscellaneous (4.4%)
CIT Group Holdings
         09-05-01               3.70              30,000,000          29,892,375
         09-07-01               3.78               4,000,000           3,984,501
         09-10-01               3.70              22,000,000          21,910,044
         10-04-01               3.74              43,900,000          43,609,674
         11-01-01               3.67              18,900,000          18,724,188
         12-04-01               3.69              27,500,000          27,152,431
         01-18-02               3.84              27,000,000(c)       27,000,000

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
22 AXP CASH MANAGEMENT FUND -- ANNUAL REPORT

Issuer                    Annualized                  Amount            Value(a)
                       yield on date              payable at
                         of purchase                maturity

Miscellaneous (cont.)
Corporate Receivables
         08-13-01               3.93%            $27,500,000(b)      $27,464,067
         10-23-01               3.60              30,000,000(b)       29,753,075
CXC
         08-01-01               3.92              20,700,000(b)       20,700,000
         08-09-01               4.15              17,000,000(b)       16,984,322
         09-17-01               3.68              10,000,000(b)        9,952,217
         11-15-01               3.96              16,500,000(b)       16,310,039
Total                                                                293,436,933

Multi-industry conglomerates (1.7%)
GE Capital Intl Funding
         09-20-01               3.65              29,000,000(b)       28,853,792
         09-24-01               3.60              30,000,000(b)       29,838,900
         10-01-01               3.68              28,000,000(b)       27,826,353
General Electric Capital
         08-01-01               3.90              14,370,000          14,370,000
         10-17-01               3.60              14,200,000          14,091,571
Total                                                                114,980,616

Utilities -- electric (2.3%)
UBS Americas
         09-06-01               4.78              25,000,000          24,881,000
UBS Finance (Delaware)
         08-02-01               5.00              20,000,000          19,997,222
         10-09-01               3.89              27,500,000          27,296,546
         11-13-01               3.73              34,800,000          34,429,032
         11-19-01               3.60              24,000,000          23,738,933
         11-26-01               3.55              23,700,000          23,429,643
Total                                                                153,772,376

Utilities -- telephone (0.6%)
BellSouth
         09-25-01               3.65              40,300,000(b)       40,076,503

Total commercial paper
(Cost: $4,588,711,405)                                            $4,588,711,405

Letters of credit (1.5%)

Issuer                    Annualized                  Amount            Value(a)
                       yield on date              payable at
                         of purchase                maturity
Bank of America-
AES Shady Point
         08-02-01               4.18%             $8,900,000          $8,898,967
         08-07-01               3.95              18,700,000          18,687,689
         09-06-01               3.72              30,600,000          30,486,474
         09-10-01               3.80              10,100,000          10,057,580
         09-19-01               3.69              12,870,000          12,805,711
UBS-
River Fuel Trail 3
         08-10-01               4.00              15,374,000          15,358,626

Total letters of credit
(Cost: $96,295,047)                                                  $96,295,047

Total investments in securities
(Cost: $6,582,490,631)(d)                                         $6,582,490,631

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.
(c) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on July 31, 2001.
(d) Also represents the cost of securities for federal income tax purposes at July 31, 2001.

--------------------------------------------------------------------------------
23 AXP CASH MANAGEMENT FUND -- ANNUAL REPORT

Federal Income Tax Information
(Unaudited)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local tax purposes.

AXP Cash Management Fund
Fiscal year ended July 31, 2001

Class A
Income distributions taxable as dividend income, none qualifying for deduction by corporations.

Payable date                                                  Per share
Aug. 24, 2000                                                  $0.00553
Sept. 22, 2000                                                  0.00483
Oct. 24, 2000                                                   0.00534
Nov. 21, 2000                                                   0.00471
Dec. 20, 2000                                                   0.00487
Jan. 26, 2001                                                   0.00601
Feb. 26, 2001                                                   0.00427
March 26, 2001                                                  0.00381
April 26, 2001                                                  0.00414
May 24, 2001                                                    0.00333
June 26, 2001                                                   0.00357
July 26, 2001                                                   0.00293
Total distributions                                            $0.05334


Class B
Income distributions taxable as dividend income, none qualifying for deduction by corporations.

Payable date                                                  Per share
Aug. 24, 2000                                                  $0.00485
Sept. 22, 2000                                                  0.00423
Oct. 24, 2000                                                   0.00467
Nov. 21, 2000                                                   0.00414
Dec. 20, 2000                                                   0.00428
Jan. 26, 2001                                                   0.00525
Feb. 26, 2001                                                   0.00367
March 26, 2001                                                  0.00324
April 26, 2001                                                  0.00344
May 24, 2001                                                    0.00275
June 26, 2001                                                   0.00289
July 26, 2001                                                   0.00231
Total distributions                                            $0.04572

--------------------------------------------------------------------------------
24 AXP CASH MANAGEMENT FUND -- ANNUAL REPORT

Class C
Income distributions taxable as dividend income, none qualifying for deduction by corporations.

Payable date                                                  Per share
Aug. 24, 2000                                                  $0.00542
Sept. 22, 2000                                                  0.00469
Oct. 24, 2000                                                   0.00495
Nov. 21, 2000                                                   0.00415
Dec. 20, 2000                                                   0.00431
Jan. 26, 2001                                                   0.00530
Feb. 26, 2001                                                   0.00366
March 26, 2001                                                  0.00326
April 26, 2001                                                  0.00346
May 24, 2001                                                    0.00275
June 26, 2001                                                   0.00290
July 26, 2001                                                   0.00232
Total distributions                                            $0.04717


Class Y
Income distributions taxable as dividend income, none qualifying for deduction by corporations.

Payable date                                                  Per share
Aug. 24, 2000                                                  $0.00554
Sept. 22, 2000                                                  0.00484
Oct. 24, 2000                                                   0.00535
Nov. 21, 2000                                                   0.00472
Dec. 20, 2000                                                   0.00488
Jan. 26, 2001                                                   0.00602
Feb. 26, 2001                                                   0.00428
March 26, 2001                                                  0.00382
April 26, 2001                                                  0.00416
May 24, 2001                                                    0.00334
June 26, 2001                                                   0.00359
July 26, 2001                                                   0.00295
Total distributions                                            $0.05349

--------------------------------------------------------------------------------
25 AXP CASH MANAGEMENT FUND -- ANNUAL REPORT

AXP Cash Management Fund                                        PRSRT STD AUTO
70100 AXP Financial Center                                       U.S. POSTAGE
Minneapolis, MN 55474                                                PAID
                                                                   AMERICAN
americanexpress.com                                                EXPRESS

Ticker Symbol
Class A: IDSXX    Class B: ACBXX
Class C: N/A      Class Y: IDYXX

This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

                                                                          (logo)
                                                                        American
                                                                         Express

                                                                 S-6320 X (9/01)